Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
24. Parent Company Only Condensed Financial Information
The Company performed a test on the restricted net assets of its consolidated subsidiaries and the VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose the financial information for the Company only.
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2024 and 2025, respectively.
Condensed balance sheets

	December 31, 2024	December 31, 2025

	RMB in thousands
Cash and cash eq uiv alents	10,721	4,173
Time Deposits	—	210,864
Amounts due from Group companies	15,688,455	19,066,168
Prepayments and other current assets	132,745	132,955
Short-term investments	445,470	345,823
Long-term investments, net	758,348	1,091,207
Investments in subsidiaries and net assets of VIEs and VIEs’ subsidiaries	345,248	2,686,268

Total assets	17,380,987	23,537,458

Short-term loans and current portion of long-term debt	31,657	3,162,384
Deferred revenue	9,836	1,508
Accrued liabilities and other payables	64,151	24,413
Long-term debt and others	3,166,946	4,775,871

Total liabilities	3,272,590	7,964,176

Total Bilibili Inc’s shareholders’ equity	14,108,397	15,573,282
Total shareholders’ equity	14,108,397	15,573,282

Total liabilities and shareholders’ equity	17,380,987	23,537,458

Condensed statements of comprehensive loss and cash flows
：

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Total costs and expenses	(43,924)	(24,139)	(16,408)
Net (loss)/profit from subsidiaries and VIEs and VIEs’ subsidiaries	(4,745,316)	(1,009,762)	1,446,123
Loss from non-operations	(33,081)	(312,899)	(236,184)

(Loss)/profit before income tax expenses	(4,822,321)	(1,346,800)	1,193,531

Net (loss)/profit	(4,822,321)	(1,346,800)	1,193,531

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Net cash used in operating activities	(111,392)	(118,834)	(120,821)

Purchase of short-term investments	(3,863)	(70)	(427,465)
Maturity of short-term investments	982,151	175,717	422,568
Placement of time deposits	—	—	(211,779)
Maturity of time deposits	4,083,893	—	—
Investments and loans from/(to) subsidiaries, VIEs and VIEs’ subsidiaries	383,391	3,180,316	(3,506,156)
Other investing activities	(76,697)	(147,691)	(352,608)

Net cash provided by/(used in) investing activities	5,368,875	3,208,272	(4,075,440)

Purchase of noncontrolling interests	(7,027)	—	—
Proceeds from exercise of employees’ share options	2	10,268	6,559
Proceeds from issuance of ordinary shares, net of issuance costs	2,689,380	—	—
Proceeds from issuance of convertible senior notes, net of issuance costs	—	—	4,886,978
Proceeds of long-term loans	—	3,100,000	—
Repayment of long-term loans	—	—	(31,000)
Repurchase of shares	—	(117,523)	(822,713)
Repurchase of convertible senior notes	(7,675,227)	(6,058,432)	(474)
Net cash (used in)/provided by financing activities	(4,992,872)	(3,065,687)	4,039,350

Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and net assets of VIEs and VIE’s subsidiaries/Deficit in subsidiaries and net loss of VIEs and VIEs’ subsidiaries” in the condensed balance sheets and share in the subsidiaries’ loss are presented as “Net Loss from subsidiaries and net loss of VIEs and VIEs’ subsidiaries” in the condensed statements of comprehensive loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.